ORGANIZATION AND NATURE OF OPERATIONS (Schedule of Subsidiaries) (Details)	12 Months Ended
	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 21, 2012
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 10, 2006
Percentage of ownership	100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 13, 2006	[1]
Percentage of ownership	100.00%	[1]
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 30, 2009
Percentage of ownership	100.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 24, 2009
Percentage of ownership	100.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 01, 2010
Percentage of ownership	100.00%
Zhejiang Jinko Solar Trading Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 13, 2010
Percentage of ownership	100.00%
Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 30, 2016
Percentage of ownership	100.00%
Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2016
Percentage of ownership	100.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 19, 2010
Percentage of ownership	100.00%
JinkoSolar Power Engineering Group Limited ("JinkoSolar Power") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 12, 2013
Percentage of ownership	100.00%
Projinko Solar Portugal Unipessoal LDA. ("JinkoSolar Portugal") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 20, 2014
Percentage of ownership	100.00%
JinkoSolar Mexico S.DE R.L. DE C.V. ("JinkoSolar Mexico") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 25, 2014
Percentage of ownership	100.00%
Shanghai Jinko Financial Information Service Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 07, 2014
Percentage of ownership	100.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 01, 2010
Percentage of ownership	100.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	May 03, 2011
Percentage of ownership	100.00%
JinkoSolar (US) Holdings Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 07, 2011
Percentage of ownership	100.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 08, 2011
Percentage of ownership	100.00%
JinkoSolar SAS ("Jinko France") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 12, 2011
Percentage of ownership	100.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 18, 2011
Percentage of ownership	100.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 07, 2011
Percentage of ownership	100.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership	100.00%
Wide Wealth Group Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jun. 11, 2012
Percentage of ownership	100.00%
Jiaxing Jinko Photovoltaic System Development Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 26, 2016
Percentage of ownership	100.00%
JinkoSolar Comercio do Brazil Ltda ("JinkoSolar Brazil") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 14, 2014
Percentage of ownership	100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 21, 2015
Percentage of ownership	100.00%
Jinko Huineng Technology Services Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 14, 2015
Percentage of ownership	100.00%
JinkoSolar Enerji Teknolojileri Anonlm Sirketi [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 13, 2017
Percentage of ownership	100.00%
Jinko Solar Sweihan HK Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Oct. 04, 2016
Percentage of ownership	100.00%
Jinko Solar (Shanghai) Management Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 25, 2012
Percentage of ownership	100.00%
JinkoSolar Trading Privated Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 06, 2017
Percentage of ownership	100.00%
JinkoSolar LATAM Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 22, 2017
Percentage of ownership	100.00%
JinkoSolar Middle East DMCC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 06, 2016
Percentage of ownership	100.00%
Jinko Power International (Hongkong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 10, 2015
Percentage of ownership	100.00%
JinkoSolar International Development Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Aug. 28, 2015
Percentage of ownership	100.00%
JinkoSolar U.S. Industrial Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Nov. 16, 2017
Percentage of ownership	100.00%
Jinko Huineng Zhejiang Solar Technology Services Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jul. 29, 2015	[2]
Percentage of ownership	100.00%	[2]
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 16, 2013
Percentage of ownership	100.00%
JinkoSolar Household PV System Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Jan. 12, 2015
Percentage of ownership	100.00%
JinkoSolar WWG Investment Co., Ltd ("WWG Investment") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 08, 2014
Percentage of ownership	100.00%
Poyang Ruixin Information Technology Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 19, 2017
Percentage of ownership	100.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 15, 2017
Percentage of ownership	71.00%
Jinko Solar Korea Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 03, 2018
Percentage of ownership	100.00%
JinkoSolar (Sichuan) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Feb. 18, 2019
Percentage of ownership	70.00%
JinkoSolar Vietnam Co., Ltd. [ Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 26, 2019
Percentage of ownership	100.00%
JinkoSolar (Qinghai) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Apr. 03, 2019
Percentage of ownership	55.00%
Jinko PV Material Supply SDN. BHD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 23, 2019
Percentage of ownership	100.00%
JinkoSolar (Chuzhou) Co., Ltd.[Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Dec. 26, 2019
Percentage of ownership	55.00%
JinkoSolar (Yiwu) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	Sep. 19, 2019
Percentage of ownership	55.00%

[1]	(vii) In the third quarter of 2018, the Group and JinkoPower jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. Cash capital injection with the amount of RMB98 million have been made by JinkoPower at the end of 2018. The Group held 51% equity interests of Poyang Luohong and consolidated such entity in its financial statements. In the fourth quarter of 2019, the Group disposed of 51% equity interest in Poyang Luohong to an independent third party buyer with the consideration of RMB99.8 million (US$ 14.3 million). Gain on the disposal amounted to RMB19.9 million (US$ 2.9 million) was recognized. The disposal gain was mainly resulted from the recognition of the un-realized profit generated from the module sales transactions between the Group and Poyang Luohong before the disposal with the amount of RMB19.9 million. Consideration associated with the transaction was collected in full in 2019.
[2]	(v) In the first quarter of 2018, the Company changed the name of a subsidiary from Zhejiang Jinko Solar Power Sales Co., Ltd to Jinko Huineng (Zhejiang) Solar Technology (Zhejiang) Services Co., Ltd.